Business Segments Information (Results Of Operations By Business Segments ) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net sales	$ 5,814	$ 5,503	$ 5,400	$ 5,587	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 22,304	$ 24,537	$ 24,669
Segment earnings									4,161	3,348	3,196
Sales eliminations/Interest									(171)	(194)	(218)
Total Assets	22,088				24,177				22,088	24,177	24,711
Gains on divestitures of businesses									1,039	0	0
Goodwill impairment									0	508	528
Change In stock compensation expense									(113)	(78)
Process Management [Member]
Segment Reporting Information [Line Items]
Goodwill impairment										0
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Goodwill impairment										0
Network Power [Member]
Segment Reporting Information [Line Items]
Goodwill impairment										508	528
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Goodwill impairment										0
Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Goodwill impairment										0
Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Net sales									23,013	25,285	25,391
Segments total [Member]
Segment Reporting Information [Line Items]
Segment earnings									3,425	4,340	4,260
Total Assets	18,386				20,108				18,386	20,108	20,485
Operating Segments [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									8,516	9,189	8,610
Segment earnings									1,493	1,918	1,809
Total Assets	7,704				7,771				7,704	7,771	6,878
Operating Segments [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									4,121	4,990	4,885
Segment earnings									600	802	777
Total Assets	2,808				3,574				2,808	3,574	3,606
Operating Segments [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									4,441	5,073	6,155
Segment earnings									231	459	554
Total Assets	4,743				5,233				4,743	5,233	6,603
Operating Segments [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									4,011	4,109	3,876
Segment earnings									698	737	716
Total Assets	2,314				2,378				2,314	2,378	2,245
Operating Segments [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1,924	1,924	1,865
Segment earnings									403	424	404
Total Assets	817				1,152				817	1,152	1,153
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Sales eliminations/Interest									(171)	(194)	(218)
Corporate, Non-Segment [Member] | Differences in accounting methods [Member]
Segment Reporting Information [Line Items]
Differences in accounting methods									223	252	221
Corporate, Non-Segment [Member] | Corporate and other [Member]
Segment Reporting Information [Line Items]
Segment earnings									684	(1,050)	(1,067)
Total Assets	$ 3,702				$ 4,069				3,702	4,069	4,226
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									709	748	722
Intersegment Eliminations [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									5	8	6
Intersegment Eliminations [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									633	664	631
Intersegment Eliminations [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									26	27	39
Intersegment Eliminations [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									44	47	44
Intersegment Eliminations [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									$ 1	2	2
Artesyn (Embedded Computing and Power) [Member]
Segment Reporting Information [Line Items]
Net sales										$ 146
Artesyn (Embedded Computing and Power) [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Goodwill impairment											$ 503